Cash Flow Detail - Financing Activities, Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 27, 2018	Nov. 13, 2017	Oct. 24, 2017	Feb. 20, 2017
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 4,186	€ 4,289	€ 8,390
Proceeds on loans, borrowings and promissory notes	1,702	3,973	4,844
Cancellation of debentures and bonds, and other debts	(3,653)	(4,654)	(6,687)
Repayments of loans, borrowings and promissory notes	(6,356)	(4,040)	(6,711)
Lease principal payments (Note 20)	(1,518)	0	0
Financed spectrum licenses payments	(59)	(44)	(329)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(87)	0	0
Payments to suppliers with extended payment terms	(380)	(428)	(717)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(526)	(472)	(1,046)
Notional amount	128,654	138,102
Structured financing
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	750	750
Bilateral loans of TSA
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	200	585	0
Repayments of loans, borrowings and promissory notes	(1,835)	(800)	0
Syndicated loan of Telefonica Germany
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	650
Repayments of loans, borrowings and promissory notes	0	0	(700)
Syndicated loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	289	0
Syndicated bilateral loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	150	0	0
Syndicated facility due February 19, 2022
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	0	(550)
Structured financing of Telefónica Europe B.V.
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	(1,500)	0	0
Debt hedging derivatives
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	153	209	575
Repayments of loans, borrowings and promissory notes	(148)	(52)	(179)
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	1,199	2,140	2,869
Repayments of loans, borrowings and promissory notes	(2,873)	(3,188)	(5,282)
Telefonica Emisiones EMTN Bond
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	2,500	2,000	3,517
SHELF program of Telefonica Emisiones, S.A.U.
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	1,113	1,746	3,335
Telefónica Brazil
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	0	756
O2 Telefónica Deutschland Finanzierungs, GmbH
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	600	0
Telefonica del Peru
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	457	0	0
Other equity instruments
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 116	€ (57)	€ 782
Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proportion of share capital acquired (as a percent)						40.00%	40.00%
KKR | Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proportion of share capital acquired (as a percent)	40.00%	15.20%			15.20%		15.20%
Pontegadea Group | Telefonica, S.A. | Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proportion of voting equity transferred (as a percent)				16.65%